Feb. 01, 2016

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche High Income Fund

Effective June 1, 2016, the following information replaces the existing disclosure contained under the "AVERAGE ANNUAL TOTAL RETURNS" sub-heading of the "PAST PERFORMANCE" section of the fund's prospectus.

Average Annual Total Returns
(For periods ended 12/31/2015 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

	Class Inception	1 Year	5 Years	10 Years
Class A before tax	1/26/1978	-7.81	3.72	5.19
After tax on distributions		-9.96	1.19	2.34
After tax on distributions and sale of fund shares		-4.36	1.89	2.86
Class C before tax	5/31/1994	-4.41	3.87	4.87
INST Class before tax	8/19/2002	-3.24	4.95	5.97
Class R before tax	5/1/2012	-3.81	4.30	5.28
Bank of America Merrill Lynch US High Yield Master II Constrained Index (reflects no deduction for fees, expenses or taxes)		-4.61	4.84	6.82
Credit Suisse High Yield Index (reflects no deduction for fees, expenses or taxes)		-4.93	4.73	6.55

	Class Inception	1 Year	Since Inception
Class R6 before tax	8/25/2014	-3.46	-4.89
Bank of America Merrill Lynch US High Yield Master II Constrained Index (reflects no deduction for fees, expenses or taxes)		-4.61	-5.55
Credit Suisse High Yield Index (reflects no deduction for fees, expenses or taxes)		-4.93	-5.29
Class S before tax	5/1/2012	-3.48	3.67
Bank of America Merrill Lynch US High Yield Master II Constrained Index (reflects no deduction for fees, expenses or taxes)		-4.61	3.70
Credit Suisse High Yield Index (reflects no deduction for fees, expenses or taxes)		-4.93	3.28

On June 1, 2016, the BofA Merrill Lynch US High Yield Master II Constrained Index replaced the Credit Suisse High Yield Index as the fund's comparative broad-based securities market index because the Advisor believes the BofA Merrill Lynch US High Yield Master II Constrained Index more closely reflects the fund's investment strategies.